Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related Party Transactions

9. Related Party Transactions

Contingently Convertible Promissory Notes — In 2020, Nauticus issued convertible promissory notes to Schlumberger and Transocean, each with an amount of $1,500,000. These notes were modified in December 2021. As of June 30, 2022, Schlumberger N.V. owned 29.7% and Transocean Ltd. owned 31.3% of the voting stock of Nauticus. See Note 4 for more information about the contingently convertible notes.

Revenue and Accounts Receivable — Revenue from Transocean Ltd. for contract services and products totaled $0 and $193,400 for the three months and six months ended June 30, 2022, respectively. Revenue from Transocean Ltd. for contract services and products totaled $176,113 and $317,378 for the three months and six months ended June 30, 2021, respectively. Accounts receivable included $193,400 and $0 outstanding from Transocean Ltd. at June 30, 2022 and December 31, 2021, respectively.